Other non-current assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Noncurrent Assets [Abstract]
Other non-current assets
20
. Other
non-current
assets

	At December 31,

(Euro thousands)	2022	2021

Deposits of rental, utility and other	11,217	11,167
Equity investments designated at fair value through p ro fit or loss	2,375	1,952
Other	1,673	2,623

Total other non-current assets	15,265	15,742

Other
non-current
assets include equity investments recognized at fair value through profit or loss in accordance with IFRS 9
.

The change in fair value recognized through profit or loss in the 2022 amounted to Euro250 thousand (2021: Euro64 thousand).